Annual Total Returns[BarChart] - SA Allocation Balanced Portfolio - Class 3	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.51%	10.69%	11.46%	5.30%	(1.31%)	5.25%	10.55%	(3.98%)	16.02%	11.82%